Summary of Restricted Stock Award Activity (Parenthetical) (Detail) - Restricted Stock - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized by the Company during the period	[1]	$ 8,715	$ 8,591	$ 11,898
Fair value of restricted shares that vested during the period	[2]	13,276	17,692	9,161
Income tax deduction upon vesting of restricted stock awards	[3]	3,341	5,171	3,848
Cinemark Holdings, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized by the Company during the period		885	943	840
Fair value of restricted shares that vested during the period		1,148	1,081	1,000
Income tax deduction upon vesting of restricted stock awards		$ 482	$ 454	$ 420

[1]	Cinemark Holdings, Inc. recorded an additional $840, $943 and $885 of compensation expense related to these restricted stock awards during the years ended December 31, 2013, 2014 and 2015, respectively.
[2]	The fair value of shares in which Cinemark Holdings, Inc.'s directors vested was $1,000, $1,081 and $1,148 during the years ended December 31, 2013, 2014 and 2015, respectively.
[3]	Cinemark Holdings, Inc. recognized an additional tax benefit of $420, $454 and $482 on these vested awards during the years ended December 31, 2013, 2014 and 2015, respectively.